Portfolio of Investments
Columbia Balanced Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	10,625,000	10,615,031
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	3.035%	8,450,000	8,075,014
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,025,000	17,911,096
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	8,225,000	8,088,446
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,666,429
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	2.694%	12,575,000	11,966,081
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	2.213%	5,925,000	5,776,283
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	4,811,984	4,554,752
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	4.046%	3,025,000	2,776,592
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	2.494%	3,450,000	3,328,212
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	2,100,000	1,981,039
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	2.016%	15,750,000	14,815,411
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	2.744%	22,000,000	21,428,044
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	2.063%	6,725,000	6,521,723
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/20/2031	2.203%	12,000,000	11,808,132
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month USD LIBOR + 2.800% 04/30/2031	4.086%	1,925,000	1,767,600
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	2.463%	2,000,000	1,899,018
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	2.513%	21,575,000	20,837,782
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,550,045
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	4,983,907	4,770,518
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	1,175,000	1,143,479
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,875,000	1,861,253
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	22,110,000	20,851,844
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	2.064%	8,450,000	8,360,312
Columbia Balanced Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	2.014%	13,175,000	12,923,028
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	2.594%	6,025,000	5,757,376
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	10,025,000	9,999,693
Series 2020-2A Class D
03/16/2026	4.730%	850,000	856,117
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	8,900,000	8,770,734
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	5,901,771
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	8,925,000	8,858,063
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	6,500,000	6,442,265
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	2,200,000	2,227,102
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	3,775,000	3,692,099
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	7,752,000	7,468,212
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	25,630,000	24,220,542
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,714,306	1,706,777
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	5,075,000	4,845,867
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	600,000	591,572
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	6,125,000	6,095,214
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	9,550,000	9,473,623
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	2.163%	9,175,000	8,933,606
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	1,402,043	1,389,965
Series 2019-AA Class A
07/25/2033	2.340%	3,268,563	3,226,845
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	2.513%	25,675,000	25,245,842
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	10,200,000	10,180,287
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	3,506,944	3,418,692
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	2.194%	3,025,000	2,973,799
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	2.646%	16,325,000	15,651,297
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2031	2.144%	13,830,000	13,581,157
MVW Owner Trust(a)
Series 2016-1A Class A
12/20/2033	2.250%	540,468	539,592
Series 2017-1A Class A
12/20/2034	2.420%	2,920,874	2,887,490
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	4,490,000	4,457,819
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.850% Floor 1.650% 10/20/2030	2.713%	22,575,000	21,811,988

2	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/22/2036	2.286%	8,625,000	8,393,332
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	2.234%	4,025,000	3,936,128
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,325,000	4,099,142
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	2.794%	10,000,000	9,460,750
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	1.494%	12,200,000	11,569,846
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	2.594%	3,000,000	2,917,821
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	6,587,622	6,309,445
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,182,144
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	989,286
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	5,825,000	5,731,079
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	41,490,000	40,481,262
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	7,707,496
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,703,010
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	1,003,985	1,010,356
Series 2018-3A Class A
09/20/2035	3.690%	705,851	708,145
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,200,000	3,871,609
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	6,775,000	6,786,891
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	19,060,622	18,597,920
Series 2021-ST2 Class A
04/20/2027	2.500%	1,228,741	1,189,286
Series 2021-ST7 Class A
09/20/2029	1.850%	4,715,760	4,516,370
Series 2021-ST9 Class A
11/20/2029	1.700%	2,518,370	2,345,294
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	2,910,298	2,867,921
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	2,860,000	2,753,816
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	2,844,000	2,716,576
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	1,635,039	1,637,558
Total Asset-Backed Securities — Non-Agency (Cost $604,056,023)			586,965,053

Commercial Mortgage-Backed Securities - Non-Agency 6.1%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	7,955,000	7,834,965
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,627,232	2,619,048
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,062,763	3,068,926
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,191,633	3,156,878
Series 2015-SFR2 Class A
10/17/2052	3.732%	2,411,671	2,398,149
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,672,159
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	2.325%	16,800,000	16,213,866

Columbia Balanced Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	2.125%	7,370,000	7,020,377
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	2.375%	3,975,000	3,705,256
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	8,234,949
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	2.125%	14,823,000	14,336,792
BPR Trust(a),(b)
Subordinated Series 2021-TY Class D
1-month USD LIBOR + 2.350% Floor 2.350% 09/15/2038	3.225%	6,000,000	5,705,444
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	2.125%	6,056,250	5,946,605
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	2.173%	14,175,000	13,115,120
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	2.462%	4,422,000	4,223,437
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.762%	3,895,000	3,661,794
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	3.925%	18,562,500	17,821,572
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-420K Class C
11/10/2042	3.312%	2,500,000	2,165,623
Subordinated Series 2020-420K Class D
11/10/2042	3.312%	2,250,000	1,782,952
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.900%	11,925,000	11,151,140
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class D
02/10/2037	3.633%	2,925,000	2,698,579
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,694,966
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	23,720,000	22,240,472
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	3.404%	1,913,225	1,846,369
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	4.254%	1,987,766	1,888,538
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	3,937,674
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	17,160,812
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,686,812
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	2.975%	5,425,000	5,094,660
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	6,477,906	5,810,835
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	41,932,392	38,392,673
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	1.254%	11,457,148	11,298,965
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 06/17/2037	1.454%	769,703	756,339

4	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.987%	20,170,479	19,861,314
JPMBB Commercial Mortgage Securities Trust(c)
Series 2013-C14 Class ASB
08/15/2046	3.761%	1,282,558	1,283,053
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	3,800,000	3,224,542
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,252,820
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	2.125%	2,325,000	2,215,774
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	2.275%	4,472,514	4,195,254
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	5,928,750	5,719,164
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,533,689
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	10,754,415	10,573,081
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	7,392,500	6,769,235
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	3.075%	6,950,000	6,749,930
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	3.625%	2,600,000	2,510,847
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,603,825
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	6,812,930
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	17,300,964
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	1,957,529
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	3,925,284
Series 2020-SFR2 Class A
06/17/2037	2.078%	2,575,000	2,454,185
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	600,000	579,306
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	775,000	738,732
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	10,478,750
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	7,141,000	7,093,537
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	3.775%	3,025,000	2,843,870
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	2.332%	30,525,000	29,732,907
STAR Trust(a),(b)
Series 2022-SFR3 Class A
1-month Term SOFR + 1.650% Floor 1.650% 05/17/2024	2.009%	16,947,944	16,909,664
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	2.309%	12,100,000	12,044,346
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,770,423
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	5,751,891
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,545,306
Series 2013-C5 Class A3
03/10/2046	2.920%	271,950	270,721
Series 2013-C5 Class A4
03/10/2046	3.185%	11,091,000	11,067,465

Columbia Balanced Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	6,658,082	6,518,586
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	2.977%	3,400,000	3,228,920
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	2.075%	4,750,000	4,500,149
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	4.375%	3,925,000	3,731,431
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	6,168,889	6,160,883
Series 2013-C15 Class A3
08/15/2046	3.881%	3,550,470	3,553,877
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $538,999,721)			506,806,930

Common Stocks 59.2%
Issuer	Shares	Value ($)
Communication Services 7.2%
Entertainment 1.3%
Endeavor Group Holdings, Inc., Class A(d)	752,382	17,094,119
Take-Two Interactive Software, Inc.(d)	456,998	56,909,961
Walt Disney Co. (The)(d)	351,668	38,838,214
Total		112,842,294
Interactive Media & Services 3.9%
Alphabet, Inc., Class A(d)	52,478	119,400,045
Alphabet, Inc., Class C(d)	53,462	121,935,060
Meta Platforms, Inc., Class A(d)	374,251	72,469,964
Snap, Inc., Class A(d)	493,592	6,964,583
Total		320,769,652
Media 1.0%
Comcast Corp., Class A	1,857,438	82,247,355
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc.(d)	600,883	80,091,695
Total Communication Services		595,950,996
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 4.3%
Automobiles 0.4%
Tesla Motors, Inc.(d)	48,472	36,754,379
Hotels, Restaurants & Leisure 0.6%
Chipotle Mexican Grill, Inc.(d)	13,712	19,231,766
McDonald’s Corp.	114,772	28,946,646
Total		48,178,412
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.(d)	84,266	202,591,474
Specialty Retail 0.2%
Lowe’s Companies, Inc.	107,417	20,978,540
Textiles, Apparel & Luxury Goods 0.6%
Tapestry, Inc.	978,807	33,768,842
Under Armour, Inc., Class A(d)	1,300,409	13,758,327
Total		47,527,169
Total Consumer Discretionary		356,029,974
Consumer Staples 3.7%
Beverages 0.4%
Monster Beverage Corp.(d)	397,612	35,435,181
Food & Staples Retailing 2.3%
Sysco Corp.	1,015,037	85,445,815
Walmart, Inc.	798,808	102,750,673
Total		188,196,488
Food Products 0.9%
Mondelez International, Inc., Class A	1,193,879	75,882,949
Personal Products 0.1%
Coty, Inc., Class A(d)	1,169,400	8,291,046
Total Consumer Staples		307,805,664
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd.	870,865	57,764,475
Chevron Corp.	681,816	119,085,983
EOG Resources, Inc.	488,315	66,879,622
Total		243,730,080
Total Energy		243,730,080

6	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.4%
Banks 2.8%
Bank of America Corp.	2,432,908	90,504,177
JPMorgan Chase & Co.	414,844	54,854,822
Wells Fargo & Co.	1,774,827	81,233,832
Total		226,592,831
Capital Markets 1.6%
BlackRock, Inc.	43,892	29,367,259
MSCI, Inc.	65,485	28,967,290
State Street Corp.	1,023,732	74,210,333
Total		132,544,882
Consumer Finance 0.2%
American Express Co.	102,989	17,386,603
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(d)	445,044	140,625,003
Insurance 0.1%
Aon PLC, Class A	41,076	11,323,421
Total Financials		528,472,740
Health Care 9.1%
Biotechnology 1.4%
BioMarin Pharmaceutical, Inc.(d)	394,349	29,627,440
Horizon Therapeutics PLC(d)	163,151	14,633,013
Vertex Pharmaceuticals, Inc.(d)	264,947	71,178,012
Total		115,438,465
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	576,742	67,744,116
Baxter International, Inc.	342,084	26,015,488
Medtronic PLC	844,185	84,545,128
Total		178,304,732
Health Care Providers & Services 1.8%
Anthem, Inc.	142,909	72,827,855
CVS Health Corp.	826,345	79,948,879
Total		152,776,734
Life Sciences Tools & Services 0.3%
IQVIA Holdings, Inc.(d)	117,685	25,331,696
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.4%
Eli Lilly & Co.	331,413	103,878,091
Johnson & Johnson	989,182	177,587,844
Total		281,465,935
Total Health Care		753,317,562
Industrials 4.8%
Aerospace & Defense 2.1%
Raytheon Technologies Corp.	1,788,284	170,101,574
Airlines 0.8%
Southwest Airlines Co.(d)	1,478,156	67,788,234
Industrial Conglomerates 0.6%
Honeywell International, Inc.	257,213	49,801,581
Road & Rail 1.3%
Uber Technologies, Inc.(d)	2,619,774	60,778,757
Union Pacific Corp.	213,699	46,966,766
Total		107,745,523
Total Industrials		395,436,912
Information Technology 16.0%
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	437,829	56,650,694
IT Services 3.2%
Fidelity National Information Services, Inc.	366,405	38,289,323
Global Payments, Inc.	264,899	34,712,365
International Business Machines Corp.	256,168	35,566,365
MasterCard, Inc., Class A	253,636	90,768,715
PayPal Holdings, Inc.(d)	178,812	15,236,571
Visa, Inc., Class A	235,877	50,046,023
Total		264,619,362
Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc.(d)	352,003	35,855,026
GlobalFoundries, Inc.(d)	212,164	12,664,069
Lam Research Corp.	67,834	35,275,715
Marvell Technology, Inc.	180,827	10,695,917
Micron Technology, Inc.	224,117	16,548,799
NVIDIA Corp.	251,438	46,948,503
Total		157,988,029

Columbia Balanced Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.8%
Adobe, Inc.(d)	159,258	66,327,772
Intuit, Inc.	184,289	76,380,419
Microsoft Corp.	1,224,985	333,036,672
Palo Alto Networks, Inc.(d)	117,376	59,014,305
Salesforce, Inc.(d)	166,163	26,625,959
Total		561,385,127
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	1,855,638	276,193,160
Total Information Technology		1,316,836,372
Materials 2.1%
Chemicals 1.9%
Corteva, Inc.	804,693	50,389,876
Ecolab, Inc.	177,313	29,063,374
International Flavors & Fragrances, Inc.	405,467	53,590,573
Nutrien Ltd.	275,909	26,815,596
Total		159,859,419
Metals & Mining 0.2%
Newmont Corp.	258,361	17,529,794
Total Materials		177,389,213
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.9%
American Tower Corp.	281,266	72,040,661
Total Real Estate		72,040,661
Utilities 1.7%
Electric Utilities 1.0%
American Electric Power Co., Inc.	770,373	78,601,157
Multi-Utilities 0.7%
Public Service Enterprise Group, Inc.	901,354	61,778,803
Total Utilities		140,379,960
Total Common Stocks (Cost $3,141,192,922)		4,887,390,134
Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	438,000	330,180
Total Convertible Bonds (Cost $414,985)			330,180

Corporate Bonds & Notes 8.0%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	7,500,000	7,010,900
Boeing Co. (The)
05/01/2040	5.705%	10,000,000	9,846,391
Bombardier, Inc.(a)
04/15/2027	7.875%	285,000	261,168
Lockheed Martin Corp.
06/15/2050	2.800%	1,670,000	1,313,865
Northrop Grumman Corp.(a)
02/15/2031	7.750%	2,319,000	2,838,128
TransDigm, Inc.(a)
12/15/2025	8.000%	564,000	588,626
03/15/2026	6.250%	1,044,000	1,062,108
TransDigm, Inc.
11/15/2027	5.500%	369,000	353,348
05/01/2029	4.875%	285,000	255,766
Total			23,530,300
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	183,000	170,409
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	827,175	818,553
04/20/2029	5.750%	237,298	229,293
Delta Air Lines, Inc.
01/15/2026	7.375%	190,000	204,973
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	398,484	396,132
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	236,557
04/15/2029	4.625%	252,000	236,600
Total			2,292,517
Automotive 0.1%
Ford Motor Co.
02/12/2032	3.250%	200,000	169,180

8	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
11/13/2025	3.375%	481,000	461,222
01/09/2027	4.271%	350,000	336,029
05/28/2027	4.950%	355,000	353,454
08/17/2027	4.125%	277,000	262,465
02/16/2028	2.900%	162,000	141,733
11/13/2030	4.000%	194,000	174,229
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	126,000	115,693
IAA Spinco, Inc.(a)
06/15/2027	5.500%	725,000	702,273
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	264,544	241,724
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	796,000	798,213
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	93,000	93,334
05/15/2027	8.500%	353,000	351,944
Tenneco, Inc.(a)
01/15/2029	7.875%	313,000	314,598
Total			4,516,091
Banking 1.8%
Bank of America Corp.(f)
04/23/2040	4.078%	28,000,000	26,104,809
Citigroup, Inc.(f)
01/25/2033	3.057%	7,000,000	6,208,787
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	11,084,000	11,265,481
Discover Bank
09/13/2028	4.650%	4,950,000	4,944,742
Goldman Sachs Group, Inc. (The)(f)
02/24/2033	3.102%	20,500,000	18,373,490
HSBC Holdings PLC(f)
05/24/2032	2.804%	13,000,000	11,058,979
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	27,000,000	24,141,232
Morgan Stanley(f)
01/22/2031	2.699%	20,425,000	18,328,112
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	2,200,000	1,974,468
State Street Corp.
Subordinated
03/03/2031	2.200%	9,361,000	7,930,545
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(f)
04/30/2041	3.068%	21,750,000	18,003,590
Total			148,334,235
Brokerage/Asset Managers/Exchanges 0.0%
Hightower Holding LLC(a)
04/15/2029	6.750%	293,000	251,088
NFP Corp.(a)
08/15/2028	4.875%	290,000	270,760
08/15/2028	6.875%	867,000	753,149
Total			1,274,997
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	235,000	221,404
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	310,000	302,377
05/15/2029	4.125%	186,000	164,211
Interface, Inc.(a)
12/01/2028	5.500%	145,000	128,776
James Hardie International Finance DAC(a)
01/15/2028	5.000%	238,000	226,972
SRS Distribution, Inc.(a)
07/01/2028	4.625%	142,000	130,652
07/01/2029	6.125%	276,000	235,186
12/01/2029	6.000%	344,000	296,377
White Cap Buyer LLC(a)
10/15/2028	6.875%	394,000	351,140
Total			2,057,095
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	426,000	419,768
02/01/2028	5.000%	151,000	146,366
03/01/2030	4.750%	642,000	592,226
08/15/2030	4.500%	682,000	615,534
02/01/2031	4.250%	215,000	189,620
02/01/2032	4.750%	277,000	246,872
Comcast Corp.
08/15/2035	4.400%	2,825,000	2,858,239
CSC Holdings LLC(a)
02/01/2028	5.375%	258,000	245,395
02/01/2029	6.500%	361,000	355,078
01/15/2030	5.750%	335,000	280,132
12/01/2030	4.125%	419,000	360,599
02/15/2031	3.375%	233,000	190,170
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	335,000	315,803

Columbia Balanced Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
03/15/2023	5.000%	33,000	32,335
07/01/2026	7.750%	96,000	82,064
06/01/2029	5.125%	324,000	228,931
DISH DBS Corp.(a)
12/01/2028	5.750%	503,000	411,295
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	316,000	293,041
09/15/2028	6.500%	475,000	395,068
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	204,000	191,493
07/01/2029	5.500%	227,000	225,573
Time Warner Cable LLC
05/01/2037	6.550%	8,210,000	8,672,759
Videotron Ltd.(a)
06/15/2029	3.625%	197,000	168,481
Virgin Media Finance PLC(a)
07/15/2030	5.000%	324,000	289,292
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	303,000	297,769
08/15/2030	4.500%	192,000	173,552
VZ Secured Financing BV(a)
01/15/2032	5.000%	515,000	466,359
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	372,000	330,691
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	323,975
Ziggo BV(a)
01/15/2030	4.875%	425,000	393,689
Total			19,792,169
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	227,000	200,012
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	553,000	526,579
Dow Chemical Co. (The)
10/01/2034	4.250%	5,000,000	4,946,410
Element Solutions, Inc.(a)
09/01/2028	3.875%	387,000	349,819
HB Fuller Co.
10/15/2028	4.250%	516,000	481,585
Herens Holdco Sarl(a)
05/15/2028	4.750%	256,000	223,341
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	162,000	150,307
Ingevity Corp.(a)
11/01/2028	3.875%	198,000	179,784
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	278,000	288,741
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	135,000	126,483
LYB International Finance BV
03/15/2044	4.875%	2,000,000	1,937,023
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	467,000	426,090
SPCM SA(a)
03/15/2027	3.125%	133,000	116,389
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	213,000	192,508
WR Grace Holdings LLC(a)
10/01/2024	5.625%	133,000	133,034
06/15/2027	4.875%	427,000	399,322
08/15/2029	5.625%	683,000	560,163
Total			11,237,590
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	106,000	92,409
Herc Holdings, Inc.(a)
07/15/2027	5.500%	241,000	241,554
United Rentals North America, Inc.
01/15/2030	5.250%	198,000	198,504
Total			532,467
Consumer Cyclical Services 0.0%
APX Group, Inc.(a)
07/15/2029	5.750%	35,000	29,641
Arches Buyer, Inc.(a)
06/01/2028	4.250%	306,000	279,490
12/01/2028	6.125%	487,000	408,045
Match Group, Inc.(a)
02/15/2029	5.625%	191,000	185,788
Staples, Inc.(a)
04/15/2026	7.500%	307,000	284,404
04/15/2027	10.750%	30,000	24,861
Uber Technologies, Inc.(a)
05/15/2025	7.500%	359,000	370,352
01/15/2028	6.250%	247,000	246,670
08/15/2029	4.500%	558,000	505,005
Total			2,334,256
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	388,000	396,391

10	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(a)
04/01/2026	3.375%	113,000	109,778
04/01/2029	3.750%	434,000	416,198
Prestige Brands, Inc.(a)
01/15/2028	5.125%	399,000	384,476
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	136,000	112,668
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	212,000	176,667
Total			1,596,178
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	163,000	147,828
Carrier Global Corp.
04/05/2040	3.377%	12,200,000	9,993,299
Gates Global LLC/Co.(a)
01/15/2026	6.250%	640,000	624,463
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	6,500,000	6,425,770
Honeywell International, Inc.
06/01/2050	2.800%	2,000,000	1,604,632
Madison IAQ LLC(a)
06/30/2028	4.125%	207,000	189,912
06/30/2029	5.875%	213,000	166,757
Resideo Funding, Inc.(a)
09/01/2029	4.000%	554,000	470,900
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	71,000	70,664
Vertical Holdco GmbH(a)
07/15/2028	7.625%	182,000	172,419
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	223,000	218,570
Welbilt, Inc.
02/15/2024	9.500%	83,000	83,268
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	268,000	278,514
06/15/2028	7.250%	264,000	277,297
Total			20,724,293
Electric 0.8%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	2,099,000	1,980,735
Calpine Corp.(a)
02/15/2028	4.500%	188,000	180,258
03/15/2028	5.125%	173,000	161,431
CenterPoint Energy, Inc.
06/01/2031	2.650%	5,875,000	5,124,683
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	491,000	469,780
02/15/2031	3.750%	479,000	422,538
01/15/2032	3.750%	102,000	87,706
CMS Energy Corp.
03/01/2044	4.875%	1,612,000	1,593,733
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,370,953
Dominion Energy, Inc.
08/15/2031	2.250%	6,285,000	5,335,678
Emera US Finance LP
06/15/2046	4.750%	7,485,000	7,022,721
Eversource Energy
03/01/2032	3.375%	3,625,000	3,332,083
Exelon Corp.(a)
03/15/2052	4.100%	6,865,000	6,154,788
Indiana Michigan Power Co.
03/15/2037	6.050%	3,700,000	4,164,438
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	80,000	69,977
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	305,000	295,886
NRG Energy, Inc.(a)
02/15/2029	3.375%	190,000	168,781
06/15/2029	5.250%	154,000	150,822
02/15/2031	3.625%	272,000	239,215
02/15/2032	3.875%	483,000	425,028
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	6,400,000	6,148,278
PG&E Corp.
07/01/2028	5.000%	90,000	85,088
07/01/2030	5.250%	220,000	203,344
Progress Energy, Inc.
03/01/2031	7.750%	5,500,000	6,657,851
Southern Co. (The)
07/01/2046	4.400%	6,000,000	5,565,795
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	172,000	162,888
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	75,000	74,770
02/15/2027	5.625%	354,000	353,892
07/31/2027	5.000%	379,000	370,858
05/01/2029	4.375%	197,000	183,739
WEC Energy Group, Inc.
10/15/2027	1.375%	2,000,000	1,757,414
Xcel Energy, Inc.
06/01/2030	3.400%	6,000,000	5,645,046
Total			66,960,197

Columbia Balanced Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	319,000	318,808
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	517,000	471,748
Total			790,556
Finance Companies 0.0%
Navient Corp.
06/25/2025	6.750%	200,000	201,888
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	291,000	278,307
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	353,000	297,274
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	587,000	481,069
Springleaf Finance Corp.
03/15/2024	6.125%	221,000	224,630
06/01/2025	8.875%	78,000	81,462
Total			1,564,630
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	10,500,000	10,562,907
Bacardi Ltd.(a)
05/15/2038	5.150%	8,350,000	8,223,793
Darling Ingredients, Inc.(a),(g)
06/15/2030	6.000%	248,000	248,000
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	464,000	409,507
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	191,000	165,219
Kraft Heinz Foods Co.
06/01/2046	4.375%	11,530,000	10,211,864
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	222,000	205,873
01/31/2032	4.375%	222,000	204,883
Mondelez International, Inc.
09/04/2050	2.625%	3,000,000	2,142,443
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	515,000	476,757
03/01/2032	3.500%	556,000	487,055
Post Holdings, Inc.(a)
03/01/2027	5.750%	182,000	185,701
01/15/2028	5.625%	152,000	150,732
04/15/2030	4.625%	322,000	289,358
09/15/2031	4.500%	225,000	197,470
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	621,000	543,545
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	149,000	131,538
US Foods, Inc.(a)
04/15/2025	6.250%	58,000	59,743
02/15/2029	4.750%	269,000	252,593
06/01/2030	4.625%	175,000	160,211
Total			35,309,192
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	240,000	233,305
Boyd Gaming Corp.(a)
06/15/2031	4.750%	267,000	244,452
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	679,000	579,083
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	281,000	282,085
07/01/2025	6.250%	340,000	343,935
07/01/2027	8.125%	269,000	273,612
International Game Technology PLC(a)
02/15/2025	6.500%	113,000	116,142
04/15/2026	4.125%	122,000	117,853
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	261,000	222,022
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	434,000	403,083
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	100,000	97,554
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	160,000	162,763
Total			3,075,889
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	318,000	314,467
04/15/2029	5.000%	291,000	283,995
AdaptHealth LLC(a)
03/01/2030	5.125%	618,000	537,444
Avantor Funding, Inc.(a)
07/15/2028	4.625%	283,000	275,681
11/01/2029	3.875%	451,000	419,069
Becton Dickinson and Co.
12/15/2044	4.685%	7,500,000	7,252,573
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	78,000	70,127
04/01/2030	3.500%	136,000	122,470

12	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	324,000	322,453
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	154,976
03/15/2029	3.750%	122,000	114,188
03/15/2031	4.000%	33,000	30,479
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	203,000	203,383
03/15/2027	5.625%	75,000	69,980
04/15/2029	6.875%	240,000	186,678
05/15/2030	5.250%	442,000	380,246
Cigna Corp.
07/15/2046	4.800%	3,000,000	2,989,780
CVS Health Corp.
03/25/2048	5.050%	7,500,000	7,641,484
HCA, Inc.(a)
03/15/2052	4.625%	9,675,000	8,553,540
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	58,000	52,363
10/01/2029	5.250%	102,000	90,352
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	122,000	126,499
Owens & Minor, Inc.(a)
04/01/2030	6.625%	284,000	279,345
Select Medical Corp.(a)
08/15/2026	6.250%	811,000	809,330
Tenet Healthcare Corp.
07/15/2024	4.625%	106,000	106,248
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	370,000	370,112
11/01/2027	5.125%	237,000	235,159
10/01/2028	6.125%	331,000	323,054
06/01/2029	4.250%	65,000	61,107
01/15/2030	4.375%	186,000	173,704
Total			32,550,286
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	1,500,000	1,519,370
Centene Corp.
12/15/2029	4.625%	476,000	469,555
02/15/2030	3.375%	173,000	158,753
10/15/2030	3.000%	215,000	191,344
08/01/2031	2.625%	152,000	130,586
UnitedHealth Group, Inc.
05/15/2062	4.950%	10,920,000	11,665,683
Total			14,135,291
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	302,000	308,908
Meritage Homes Corp.(a)
04/15/2029	3.875%	276,000	244,042
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	167,000	147,436
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	70,213
08/01/2030	5.125%	201,000	189,572
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	227,000	228,636
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	177,000	180,212
Total			1,369,019
Independent Energy 0.1%
Apache Corp.
09/01/2040	5.100%	180,000	167,336
02/01/2042	5.250%	105,000	95,880
04/15/2043	4.750%	263,000	228,307
01/15/2044	4.250%	135,000	107,482
Callon Petroleum Co.
07/01/2026	6.375%	588,000	571,198
CNX Resources Corp.(a)
03/14/2027	7.250%	333,000	348,607
01/15/2029	6.000%	176,000	175,088
Comstock Resources, Inc.(a)
03/01/2029	6.750%	131,000	130,919
01/15/2030	5.875%	142,000	135,803
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	329,000	332,137
05/01/2029	5.000%	267,000	263,475
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	122,000	126,093
01/30/2028	5.750%	346,000	353,323
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	379,000	384,190
02/01/2029	5.750%	103,000	100,851
04/15/2030	6.000%	131,000	127,413
04/15/2032	6.250%	121,000	117,884
Matador Resources Co.
09/15/2026	5.875%	425,000	429,364
Occidental Petroleum Corp.
09/01/2030	6.625%	1,487,000	1,667,234
01/01/2031	6.125%	398,000	433,122
09/15/2036	6.450%	766,000	857,085
SM Energy Co.
09/15/2026	6.750%	471,000	476,657

Columbia Balanced Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2032	4.750%	570,000	556,572
Total			8,186,020
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	4,675,000	3,772,587
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	234,000	219,492
03/01/2027	5.750%	757,000	671,042
08/01/2028	4.000%	341,000	308,908
05/01/2029	6.000%	274,000	230,410
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	139,000	141,159
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	359,000	354,216
Cinemark USA, Inc.(a)
05/01/2025	8.750%	88,000	90,863
03/15/2026	5.875%	238,000	225,940
07/15/2028	5.250%	124,000	111,481
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	287,875
05/15/2027	6.500%	204,000	211,240
10/15/2027	4.750%	188,000	179,242
NCL Corp., Ltd.(a)
03/15/2026	5.875%	152,000	136,937
02/15/2029	7.750%	48,000	43,092
NCL Finance Ltd.(a)
03/15/2028	6.125%	78,000	65,658
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	130,000	132,579
07/01/2026	4.250%	392,000	334,620
08/31/2026	5.500%	220,000	193,890
07/15/2027	5.375%	118,000	100,410
04/01/2028	5.500%	255,000	215,656
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	208,000	162,071
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	335,000	329,044
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	299,000	310,032
Total			5,055,857
Life Insurance 0.3%
CoreBridge Financial, Inc.(a)
04/05/2052	4.400%	8,500,000	7,634,571
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Five Corners Funding Trust II(a)
05/15/2030	2.850%	9,500,000	8,454,741
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,000,000	2,009,714
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,800,000	2,793,845
Voya Financial, Inc.
06/15/2046	4.800%	7,528,000	7,302,151
Total			28,195,022
Media and Entertainment 0.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	176,000	166,297
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	312,000	262,131
06/01/2029	7.500%	427,000	346,616
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	559,000	510,605
iHeartCommunications, Inc.
05/01/2026	6.375%	40,481	39,927
05/01/2027	8.375%	634,365	595,204
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	159,806
01/15/2028	4.750%	318,000	286,795
Magallanes, Inc.(a)
03/15/2062	5.391%	13,497,000	12,081,782
Netflix, Inc.
04/15/2028	4.875%	78,000	77,545
11/15/2028	5.875%	382,000	397,087
05/15/2029	6.375%	608,000	646,266
Netflix, Inc.(a)
06/15/2030	4.875%	224,000	220,193
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	287,000	269,037
03/15/2030	4.625%	194,000	166,854
Roblox Corp.(a)
05/01/2030	3.875%	344,000	307,198
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	46,000	41,557
01/15/2031	5.375%	88,000	76,629
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	71,000	67,016
Univision Communications, Inc.(a)
05/01/2029	4.500%	157,000	144,853
Total			16,863,398

14	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	189,000	170,993
10/01/2031	5.125%	301,000	269,881
Constellium NV(a)
02/15/2026	5.875%	523,000	519,947
Constellium SE(a)
06/15/2028	5.625%	595,000	575,058
04/15/2029	3.750%	849,000	745,040
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	803,000	715,301
04/01/2029	6.125%	274,000	246,202
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	100,000	91,918
06/01/2031	4.500%	479,000	419,266
Novelis Corp.(a)
11/15/2026	3.250%	141,000	129,979
01/30/2030	4.750%	470,000	446,458
08/15/2031	3.875%	170,000	148,189
Total			4,478,232
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2029	4.500%	122,000	119,160
03/01/2031	4.000%	237,000	219,014
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	407,000	355,601
Cheniere Energy, Inc.
10/15/2028	4.625%	318,000	309,105
CNX Midstream Partners LP(a)
04/15/2030	4.750%	220,000	200,463
DCP Midstream Operating LP
07/15/2027	5.625%	178,000	184,077
05/15/2029	5.125%	257,000	256,950
04/01/2044	5.600%	98,000	87,484
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	194,000	190,120
DT Midstream, Inc.(a)
06/15/2029	4.125%	199,000	186,186
06/15/2031	4.375%	232,000	215,762
Energy Transfer Partners LP
02/01/2042	6.500%	3,000,000	3,140,873
EQM Midstream Partners LP
08/01/2024	4.000%	375,000	376,194
EQM Midstream Partners LP(a)
07/01/2025	6.000%	358,000	364,297
07/01/2027	6.500%	202,000	202,253
01/15/2031	4.750%	666,000	575,691
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a),(g)
06/01/2027	7.500%	91,000	91,000
06/01/2030	7.500%	109,000	109,000
Hess Midstream Operations LP(a)
02/15/2030	4.250%	83,000	76,343
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	236,000	236,064
02/01/2028	5.000%	267,000	250,800
ITT Holdings LLC(a)
08/01/2029	6.500%	79,000	67,603
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	6,840,640
MPLX LP
02/15/2049	5.500%	5,100,000	5,088,422
NuStar Logistics LP
06/01/2026	6.000%	220,000	223,689
04/28/2027	5.625%	245,000	245,661
10/01/2030	6.375%	246,000	240,864
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	9,660,000	10,159,636
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	184,000	181,554
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	553,000	548,677
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	235,000	229,538
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	308,000	291,730
08/15/2031	4.125%	514,000	482,542
11/01/2033	3.875%	267,000	242,339
Western Gas Partners LP
08/15/2048	5.500%	305,000	280,624
Western Midstream Operating LP
03/01/2028	4.500%	397,000	391,519
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,775,000	7,624,500
Total			40,885,975
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	8,502,000	7,969,671
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	136,000	137,586
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	169,000	164,860

Columbia Balanced Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries Ltd.(a)
01/15/2026	7.250%	196,000	189,955
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,667	1,596
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	475,312	461,078
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	161,000	155,295
Total			1,110,370
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	219,000	224,334
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	293,000	267,578
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	498,000	477,234
02/01/2027	4.250%	169,000	152,828
06/15/2029	4.750%	510,000	459,230
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	276,000	272,652
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	241,000	228,557
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	115,000	107,562
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	133,120
09/15/2029	4.000%	129,000	116,868
Service Properties Trust
12/15/2027	5.500%	95,000	84,751
Total			2,300,380
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	602,000	521,695
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	324,000	301,525
08/15/2027	5.250%	248,000	208,228
Canpack SA/US LLC(a)
11/15/2029	3.875%	428,000	374,340
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	385,806
Total			1,791,594
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.4%
AbbVie, Inc.
03/15/2035	4.550%	1,750,000	1,774,494
11/06/2042	4.400%	8,285,000	7,936,464
Amgen, Inc.
09/01/2053	2.770%	12,184,000	8,653,080
AstraZeneca Finance LLC
05/28/2031	2.250%	5,550,000	4,936,044
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	130,000	118,672
08/15/2027	5.750%	170,000	150,059
06/01/2028	4.875%	96,000	82,487
02/15/2029	5.000%	199,000	119,159
02/15/2029	6.250%	297,000	185,136
02/15/2031	5.250%	80,000	47,011
Bristol Myers Squibb Co.
02/20/2048	4.550%	4,298,000	4,410,902
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	211,000	193,104
Organon Finance 1 LLC(a)
04/30/2028	4.125%	413,000	395,115
04/30/2031	5.125%	415,000	396,071
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	151,000	118,136
Total			29,515,934
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	451,000	428,087
10/15/2027	6.750%	721,000	695,751
11/01/2029	5.875%	197,000	173,643
American International Group, Inc.
06/30/2050	4.375%	2,000,000	1,926,992
AssuredPartners, Inc.(a)
01/15/2029	5.625%	372,000	324,202
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	8,000,000	7,293,539
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	417,000	355,766
HUB International Ltd.(a)
12/01/2029	5.625%	378,000	352,317
Loews Corp.
05/15/2030	3.200%	4,000,000	3,738,782
Radian Group, Inc.
03/15/2027	4.875%	126,000	122,600
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	106,000	93,311

16	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
05/01/2025	6.875%	71,000	68,545
Total			15,573,535
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	6,290,000	5,733,148
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	4,203,703
Total			9,936,851
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	359,000	338,849
10/15/2030	4.000%	267,000	235,330
IRB Holding Corp.(a)
06/15/2025	7.000%	361,000	364,648
Total			938,827
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	248,000	229,222
02/15/2032	5.000%	270,000	244,762
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	215,759
L Brands, Inc.(a)
07/01/2025	9.375%	33,000	35,673
10/01/2030	6.625%	311,000	310,744
L Brands, Inc.
06/15/2029	7.500%	143,000	147,825
11/01/2035	6.875%	108,000	98,848
Lowe’s Companies, Inc.
04/01/2052	4.250%	6,000,000	5,432,968
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	263,000	241,932
02/15/2029	7.750%	317,000	297,094
Total			7,254,827
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	95,000	99,885
02/15/2028	5.875%	303,000	297,714
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	122,412
02/15/2030	4.875%	316,000	294,584
Total			814,595
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.5%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	124,000	117,187
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	88,000	85,771
03/01/2026	9.125%	31,000	30,181
Broadcom, Inc.(a)
02/15/2051	3.750%	7,717,000	6,033,473
Camelot Finance SA(a)
11/01/2026	4.500%	118,000	113,270
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	160,000	149,858
07/01/2029	4.875%	452,000	404,305
CommScope Technologies LLC(a)
06/15/2025	6.000%	168,000	156,785
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	264,000	233,082
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	233,000	211,842
Gartner, Inc.(a)
07/01/2028	4.500%	258,000	251,094
06/15/2029	3.625%	121,000	111,790
10/01/2030	3.750%	260,000	241,021
HealthEquity, Inc.(a)
10/01/2029	4.500%	289,000	269,571
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	176,000	152,562
Intel Corp.
03/25/2060	4.950%	1,650,000	1,772,555
International Business Machines Corp.
05/15/2040	2.850%	4,000,000	3,169,242
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	160,000	143,076
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	89,543
03/15/2028	5.250%	159,000	154,610
07/15/2028	5.000%	350,000	340,855
07/15/2030	5.250%	310,000	296,310
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	743,000	598,778
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	546,000	506,848
NCR Corp.(a)
09/01/2027	5.750%	154,000	149,438
10/01/2028	5.000%	571,000	539,375
04/15/2029	5.125%	348,000	331,935

Columbia Balanced Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	505,000	501,030
07/15/2029	4.500%	197,000	187,284
07/15/2031	4.750%	111,000	106,311
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	7,995,000	7,356,727
Oracle Corp.
04/15/2038	6.500%	4,500,000	4,854,464
Plantronics, Inc.(a)
03/01/2029	4.750%	608,000	617,267
QUALCOMM, Inc.
05/20/2050	3.250%	2,125,000	1,803,798
RELX Capital, Inc.
05/20/2032	4.750%	5,123,000	5,273,132
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	354,000	331,496
Switch Ltd.(a)
06/15/2029	4.125%	178,000	179,334
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	284,000	284,590
Verscend Escrow Corp.(a)
08/15/2026	9.750%	409,000	421,763
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	718,000	626,462
Total			39,198,015
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	24,000	23,257
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	6,096,678
Total			6,119,935
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	547,000	458,586
Altice France SA(a)
02/01/2027	8.125%	289,000	290,147
01/15/2028	5.500%	582,000	522,760
07/15/2029	5.125%	200,000	174,711
American Tower Corp.
08/15/2029	3.800%	5,250,000	4,963,713
Sprint Capital Corp.
03/15/2032	8.750%	236,000	306,425
Sprint Corp.
03/01/2026	7.625%	447,000	495,276
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
02/15/2029	2.625%	341,000	302,145
02/15/2031	2.875%	190,000	166,733
04/15/2031	3.500%	126,000	115,829
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	306,000	279,511
10/15/2052	3.400%	8,000,000	6,213,953
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	165,000	145,375
07/15/2031	4.750%	331,000	302,071
Total			14,737,235
Wirelines 0.3%
AT&T, Inc.
09/15/2053	3.500%	16,000,000	12,879,121
Cablevision Lightpath LLC(a)
09/15/2027	3.875%	357,000	317,960
CenturyLink, Inc.
04/01/2024	7.500%	177,000	183,089
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	257,000	224,441
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	163,000	171,510
Iliad Holding SAS(a)
10/15/2026	6.500%	339,000	328,030
10/15/2028	7.000%	622,000	598,914
Verizon Communications, Inc.
03/22/2061	3.700%	10,000,000	8,365,107
Total			23,068,172
Total Corporate Bonds & Notes (Cost $729,717,658)			661,968,614

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	1,079,495	71,138,721
Total Exchange-Traded Equity Funds (Cost $72,408,419)		71,138,721

18	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	145,000	143,724
06/01/2027	5.250%	217,000	211,213
05/15/2029	4.250%	290,000	257,857
Total			612,794
Total Foreign Government Obligations (Cost $631,738)			612,794

Residential Mortgage-Backed Securities - Agency 7.3%

Federal Home Loan Mortgage Corp.
10/01/2026- 06/01/2046	3.500%	1,793,684	1,801,197
10/01/2031- 10/01/2039	6.000%	127,416	136,326
06/01/2032- 07/01/2032	7.000%	117,327	125,400
12/01/2036- 01/01/2039	5.500%	56,794	61,432
03/01/2038	6.500%	1,533	1,631
10/01/2038- 05/01/2041	5.000%	377,593	397,972
05/01/2039- 06/01/2041	4.500%	528,530	551,462
12/01/2042	3.000%	312,146	304,312
CMO Series 1614 Class MZ
11/15/2023	6.500%	999	1,020
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.712% Cap 11.109% 08/01/2036	1.980%	6,852	7,101
12-month USD LIBOR + 1.765% Cap 11.140% 12/01/2036	2.015%	566	562
Federal Home Loan Mortgage Corp.(i)
01/01/2038	6.000%	172,552	189,917
05/01/2038	5.500%	95,289	102,740
11/01/2039- 04/01/2041	4.500%	787,984	820,889
08/01/2043- 05/01/2045	3.000%	5,186,390	5,033,544
01/01/2045	3.500%	334,415	335,564
Federal National Mortgage Association(i)
12/01/2025- 03/01/2046	3.500%	5,605,195	5,622,290
07/01/2027- 09/01/2049	3.000%	3,608,195	3,521,431
10/01/2043- 02/01/2044	4.500%	499,058	518,834
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
01/01/2026- 05/01/2027	3.500%	449,981	454,126
01/01/2029- 08/01/2044	4.000%	886,851	906,238
06/01/2031	7.000%	61,069	65,722
07/01/2032- 03/01/2037	6.500%	201,361	214,453
06/01/2037- 02/01/2038	5.500%	66,399	71,536
05/01/2040- 06/01/2044	4.500%	1,095,632	1,140,395
08/01/2043	3.000%	112,989	109,990
Series 2006-M2 Class A2A
10/25/2032	5.271%	313,100	320,078
Uniform Mortgage-Backed Security TBA(g)
06/16/2037- 06/13/2052	3.000%	173,650,000	166,129,379
06/16/2037- 06/13/2052	3.500%	153,900,000	151,743,344
06/13/2052	2.000%	51,775,000	45,921,998
06/13/2052	2.500%	136,975,000	126,038,402
06/13/2052	4.000%	86,600,000	86,633,828
Total Residential Mortgage-Backed Securities - Agency (Cost $589,800,533)			599,283,113

Residential Mortgage-Backed Securities - Non-Agency 11.1%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	10,369,521	9,915,566
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	17,262,551	15,939,926
CMO Series 2021-B Class A
06/25/2066	2.239%	7,963,499	7,478,674
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	933,580	890,715
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,331,820
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	5,095,820	4,947,427
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	427,099	426,871
CMO Series 2019-2 Class A3
03/25/2049	3.833%	384,487	383,505

Columbia Balanced Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	3.856%	3,144,323	3,147,812
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	3.239%	5,337,000	5,337,114
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.585%	11,651,000	11,561,619
BRAVO Residential Funding Trust(a),(c)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	3,623,348	3,575,426
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	1,222,076	1,196,369
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	5,728,000	5,368,599
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	1,841,664	1,803,175
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	4,713,517	4,617,156
CMO Series 2021-A Class A1
10/25/2059	1.991%	8,434,695	8,036,719
CMO Series 2021-B Class A1
04/01/2069	2.115%	6,409,632	6,206,333
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	9,656,973	9,337,248
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	3,911,925	3,692,193
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	2,706,923	2,621,188
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,508,932
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	15,992,588	15,204,308
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	2.138%	8,539,979	8,347,631
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	7,118,372	6,875,055
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	5,304,711	5,090,219
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	507,541	504,560
CMO Series 2021-2R Class A1
07/27/2054	0.798%	3,008,513	2,900,801
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,642,680
CMO Series 2022-1 Class A1
12/27/2066	2.284%	16,225,310	15,638,701
CMO Series 2022-4 Class A1
03/25/2067	4.301%	13,498,548	13,491,840
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	3.056%	3,995,276	3,960,932
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	3.685%	6,200,000	6,002,441
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	4,829,714	4,315,589
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,848,951	1,794,534
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	949,812
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	11,681,305	11,136,153
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	4,084,664
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	2,164,169
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	10,865,476	10,651,575
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	7,928,641	7,647,585
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	5,693,260	5,559,146
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	3,187,865	3,089,737
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,582,802	4,334,412
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.989%	2,925,000	2,922,148

20	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	2.339%	11,950,000	11,787,466
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.906%	10,877,809	10,815,483
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	894,848	885,790
CMO Series 2020-1 Class A1
05/25/2065	2.006%	289,898	286,038
CMO Series 2022-2 Class A1
04/25/2067	4.299%	35,778,257	35,602,500
Equifirst Mortgage Loan Trust(c)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	25,531	24,300
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	2.706%	4,843,848	4,792,203
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	1.485%	148,695	148,525
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	2.385%	4,149,334	3,948,223
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	2.235%	3,610,022	3,525,787
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	1.285%	2,296,218	2,279,201
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	3.485%	7,000,000	6,760,931
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	2.551%	20,275,000	20,251,039
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	3.156%	3,902,698	3,902,693
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	2.956%	1,503,032	1,496,353
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
02/25/2042	2.985%	16,150,000	15,423,639
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	1.139%	28,325,000	27,569,283
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	7,878,850	7,830,339
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	6,291,570	6,105,061
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	24,437,854	23,643,536
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	2.189%	2,375,000	2,356,562
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	2,381,209	2,377,215
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	3,093,133	3,048,757
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	2.556%	9,375,000	9,328,042
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,379,431
Homeward Opportunities Fund Trust(a),(c)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	3,363,675	3,330,625
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	6,557,169	5,786,073
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	7,955,746	7,649,392
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	15,988,587	15,105,542
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	2,701,536	2,671,408
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,749,454
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	5,822,211	5,523,737

Columbia Balanced Fund | Third Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	2,037,848	1,944,344
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	422,046	401,361
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	651,156	617,831
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.472%	6,036,718	5,986,026
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,541,709
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	938,742	928,416
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,401,990	3,261,177
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.635%	5,275,000	5,266,715
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	1.906%	2,302,286	2,299,740
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	2,297,785	2,209,545
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	16,466,543	15,533,944
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	4,183,539	4,061,553
CMO Series 2021-1 Class A1
01/25/2026	2.115%	7,303,362	7,014,794
CMO Series 2021-10 Class A1
10/25/2026	2.487%	9,685,709	9,210,045
CMO Series 2021-2 Class A1
03/25/2026	2.115%	6,112,080	5,887,171
CMO Series 2021-3 Class A1
04/25/2026	1.867%	10,083,617	9,591,130
CMO Series 2021-9 Class A1
10/25/2026	2.363%	15,779,639	14,943,362
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	27,196,970	25,730,809
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	10,926,557
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	7,741,036
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	6,502,836
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,570,351	4,331,126
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.956%	4,275,000	4,217,953
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	2.139%	3,250,000	3,221,851
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	3.989%	4,775,000	4,709,604
RCO VII Mortgage LLC(a),(c)
CMO Series 2021-1 Class A1
05/25/2026	1.868%	7,048,614	6,708,764
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	1,511,508	1,483,381
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	3.106%	7,943,142	7,888,246
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	324,916	322,200
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,470,593	3,430,561
CMO Series 2020-2 Class A3
04/25/2060	3.000%	6,125,000	6,092,359
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,177,732	1,136,864
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	3,014,018
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	2,835,954	2,831,972

22	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	20,259,692	20,109,143
CMO Series 2021-1 Class A1
06/25/2024	2.240%	5,800,000	5,575,171
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,677,703
Towd Point Mortgage Trust(a),(c)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	37,657	37,590
CMO Series 2018-1 Class A1
01/25/2058	3.000%	1,252,228	1,239,331
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	4,769,548	4,765,324
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	2.006%	3,827,773	3,789,665
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	2.006%	4,452,508	4,429,736
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	1,361,622	1,358,257
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	29,778,915	28,156,869
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,419,339	1,362,509
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	14,797,206	14,170,716
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	10,041,466	9,589,357
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	8,406,148	8,142,937
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	10,104,884	9,742,044
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	6,386,546	6,119,376
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	6,225,040	6,008,495
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	25,044,551	23,896,879
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	17,638,870	16,879,628
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,709,852	4,677,484
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	6,062,770
CMO Series 2020-2 Class A1
05/25/2060	2.226%	1,113,729	1,103,145
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	461,387	457,861
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	1,630,624	1,562,874
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	2,077,731	1,990,331
CMO Series 2022-1 Class A1
01/25/2067	2.724%	24,367,565	23,626,119
CMO Series 2022-4 Class A1
04/25/2067	4.474%	3,292,248	3,303,076
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,635,418	2,587,872
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	1,427,679	1,388,451
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,624,548	1,580,335
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $951,738,379)			913,397,755

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.813%	214,463	208,565

Columbia Balanced Fund | Third Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	8.810%	32,969	27,611
Consumer Products 0.0%
SWF Holdings I Corp.(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.928%	413,000	356,006
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(j)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	353,767	336,712
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.560%	250,372	237,586
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.810%	150,000	142,249
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	8.060%	233,000	228,147
Epicore Software Corp.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.810%	104,000	102,960
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	4.212%	150,527	144,828
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	6.212%	291,000	278,452
Total			1,134,222
Total Senior Loans (Cost $2,185,556)			2,063,116

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	32,225,000	27,839,379
Total U.S. Treasury Obligations (Cost $31,215,584)			27,839,379

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(k),(l)	582,283,988	582,051,074
Total Money Market Funds (Cost $582,115,961)		582,051,074
Total Investments in Securities (Cost: $7,244,477,479)		8,839,846,863
Other Assets & Liabilities, Net		(587,916,639)
Net Assets		8,251,930,224

At May 31, 2022, securities and/or cash totaling $15,811,752 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	6,000	09/2022	USD	716,718,750	—	(3,845,394)
U.S. Treasury 2-Year Note	450	09/2022	USD	94,995,703	—	(35,967)
U.S. Treasury 5-Year Note	440	09/2022	USD	49,699,375	—	(162,355)
U.S. Ultra Treasury Bond	315	09/2022	USD	49,061,250	—	(1,066,216)
Total					—	(5,109,932)
24	Columbia Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $1,991,580,654, which represents 24.13% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2022.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2022.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The stated interest rate represents the weighted average interest rate at May 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	635,247,260	2,268,000,042	(2,321,114,962)	(81,266)	582,051,074	(95,127)	906,002	582,283,988
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Balanced Fund | Third Quarter Report 2022	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT120_08_M01_(07/22)